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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		March 31, 2011

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
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Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
5/12/2011

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:	0

Form 13F Information
Table Entry Total:           	43

Form 13F Table Value Total:  	170,612
                                            (thousands)
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
Name of Issuer			Title of Class	CUSIP	    Value   Shares   Inv.	  Other	   Voting Authority
							    x1000	     Discretion	  Managers Sole	     Shared None
Ashford Hospitality Trust Inc	COM SHS		044103109   878     79,637   SOLE	  N/A	   11,487    0	    68,150
Alexandria Real Estate Equitie	COM		015271109   1,082   13,880   SOLE	  N/A	   1,980     0	    11,900
AvalonBay Communities Inc	COM		053484101   7,551   62,879   SOLE	  N/A	   20,728    0	    42,151
Brandywine Realty Trust		SH BEN INT NEW	105368203   685     56,400   SOLE	  N/A	   8,170     0	    48,230
BioMed Realty Trust Inc		COM		09063H107   2,444   128,473  SOLE	  N/A	   47,223    0	    81,250
BRE Properties Inc		CL A		05564E106   3,451   73,155   SOLE	  N/A	   24,165    0	    48,990
Boston Properties Inc		COM		101121101   7,324   77,216   SOLE	  N/A	   26,835    0	    50,381
Camden Property Trust		SH BEN INT	133131102   4,661   82,039   SOLE	  N/A	   27,049    0	    54,990
Developers Diversified Realty	COM		251591103   3,468   247,700  SOLE	  N/A	   83,740    0	    163,960
Douglas Emmett Inc		COM		25960P109   3,082   164,394  SOLE	  N/A	   54,294    0	    110,100
DuPont Fabros Technology Inc	COM		26613Q106   1,566   64,597   SOLE	  N/A	   21,117    0	    43,480
Digital Realty Trust Inc	COM		253868103   5,722   98,420   SOLE	  N/A	   32,450    0	    65,970
Duke Realty Corp		COM NEW		264411505   2,267   161,847  SOLE	  N/A	   23,342    0	    138,505
DiamondRock Hospitality Co	COM		252784301   1,075   96,269   SOLE	  N/A	   45,339    0	    50,930
Equity Residential		SH BEN INT	29476L107   8,987   159,313  SOLE	  N/A	   52,563    0	    106,750
Essex Property Trust Inc	COM		297178105   1,880   15,159   SOLE	  N/A	   5,599     0	    9,560
FelCor Lodging Trust Inc	COM		31430F101   427     69,635   SOLE	  N/A	   9,995     0	    59,640
General Growth Properties Inc	COM		370023103   2,619   169,162  SOLE	  N/A	   55,877    0	    113,285
Health Care REIT Inc		COM		42217K106   6,592   125,702  SOLE	  N/A	   41,717    0	    83,985
HCP Inc				COM		40414L109   7,089   186,856  SOLE	  N/A	   62,836    0	    124,020
Highwoods Properties Inc	COM		431284108   1,157   33,050   SOLE	  N/A	   4,740     0	    28,310
Hospitality Properties Trust	COM SH BEN INT	44106M102   38 	    1,620    SOLE	  N/A	   100 	     0	    1,520
Host Hotels & Resorts Inc	COM		44107P104   6,774   384,695  SOLE	  N/A	   126,875   0	    257,820
Hersha Hospitality Trust	SH BEN INT A	427825104   729     122,794  SOLE	  N/A	   17,744    0	    105,050
Kimco Realty Corp		COM		49446R109   4,648   253,436  SOLE	  N/A	   84,176    0	    169,260
Kilroy Realty Corp		COM		49427F108   2,088   53,764   SOLE	  N/A	   17,734    0	    36,030
LaSalle Hotel Properties	COM SH BEN INT	517942108   1,521   56,319   SOLE	  N/A	   24,169    0	    32,150
Macerich Co/The			COM		554382101   1,978   39,943   SOLE	  N/A	   19,166    0	    20,777
Nationwide Health Properties I	COM		638620104   4,017   94,462   SOLE	  N/A	   38,492    0	    55,970
National Retail Properties Inc	COM		637417106   1,051   40,240   SOLE	  N/A	   5,810     0	    34,430
ProLogis			SH BEN INT	743410102   7,314   457,690  SOLE	  N/A	   151,149   0	    306,541
Post Properties Inc		COM		737464107   3,522   89,734   SOLE	  N/A	   29,614    0	    60,120
Public Storage			COM		74460D109   10,674  96,236   SOLE	  N/A	   33,033    0	    63,203
Regency Centers Corp		COM		758849103   5,860   134,781  SOLE	  N/A	   46,851    0	    87,930
Rayonier Inc			COM		754907103   3,298   52,936   SOLE	  N/A	   12,376    0	    40,560
Sunstone Hotel Investors Inc	COM		867892101   1,644   161,312  SOLE	  N/A	   61,822    0	    99,490
SL Green Realty Corp		COM		78440X101   3,647   48,492   SOLE	  N/A	   15,977    0	    32,515
Senior Housing Properties Trus	SH BEN INT	81721M109   3,055   132,609  SOLE	  N/A	   44,189    0	    88,420
Simon Property Group Inc	COM		828806109   17,712  165,285  SOLE	  N/A	   54,620    0	    110,665
Vornado Realty Trust		SH BEN INT	929042109   8,684   99,240   SOLE	  N/A	   32,726    0	    66,514
Ventas Inc			COM		92276F100   2,021   37,216   SOLE	  N/A	   5,358     0	    31,858
Weingarten Realty Investors	SH BEN INT	948741103   4,908   195,856  SOLE	  N/A	   64,466    0	    131,390
U-Store-It Trust		COM		91274F104   1,422   135,185  SOLE	  N/A	   45,085    0	    90,100



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5/12/2011
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
March 31, 2011.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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